Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000912036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 24, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND

Aston Funds

ASTON/New Century Absolute Return ETF Fund (the "Fund")

Supplement dated June 24, 2011 to the Prospectus dated March 1, 2011 for the Aston Funds (the "Prospectus")

and the Summary Prospectus dated March 1, 2011 for the Fund (the "Summary Prospectus") (together with the

Prospectus, the "Prospectuses")

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

The Board of Trustees of Aston Funds has determined that the termination and liquidation of the Fund is in the best interests of the Fund. Effective immediately, the Fund is closed to new or additional investments, provided that the Fund may in its discretion permit investments by 401(k) plans and other similar accounts that require additional time to change investment options. The estimated liquidation date of the Fund is on or about July 22, 2011.

For more information, please call Aston Funds: 800-992-8151 or visit our Web site at www.astonfunds.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000912036s_SupplementTextBlock

Aston Funds

ASTON/New Century Absolute Return ETF Fund (the "Fund")

Supplement dated June 24, 2011 to the Prospectus dated March 1, 2011 for the Aston Funds (the "Prospectus")

and the Summary Prospectus dated March 1, 2011 for the Fund (the "Summary Prospectus") (together with the

Prospectus, the "Prospectuses")

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

The Board of Trustees of Aston Funds has determined that the termination and liquidation of the Fund is in the best interests of the Fund. Effective immediately, the Fund is closed to new or additional investments, provided that the Fund may in its discretion permit investments by 401(k) plans and other similar accounts that require additional time to change investment options. The estimated liquidation date of the Fund is on or about July 22, 2011.

For more information, please call Aston Funds: 800-992-8151 or visit our Web site at www.astonfunds.com.